INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of
	December 31,	September 30,
	2021	2022
Intangible assets with indefinite lives:
Brand names	5,010	4,896
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	366	353
Favorable lease agreements from sublease	11	5
Purchased software	142	129
Other intangible assets	70	72
Total	5,791	5,647
Less: Accumulated amortization	163	168
Less: Accumulated impairment loss	243	239
Total	5,385	5,240

Schedule of estimated amortization expense

Amortization for Intangible Assets
Remainder of 2022	8
2023	35
2024	32
2025	31
2026	28
Thereafter	173
Total	307